Stockholders' equity (Details 6)	9 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2015 USD ($)	Mar. 31, 2015 CAD	Jun. 30, 2014 Stock Options [Member] USD ($)	Mar. 31, 2015 Stock Options [Member] USD ($)	Dec. 31, 2013 Stock Options [Member] USD ($)	Dec. 31, 2012 Stock Options [Member] USD ($)
Share Based Compensation Arrangement By Share Based Payment Award Stock Options Unvested Number Of Shares [Roll Forward]
Number of options unvested, beginning balance	735,681	735,681	1,679,371	735,681	444,500
Number of options, granted	600,000	600,000		600,000	2,340,000	1,020,000
Number of options, vested	(293,467)	(293,467)	(890,904)		(985,129)	(575,500)
Number of options, Cancelled	(120,000)	(120,000)	(52,786)	(72,214)	(120,000)
Number of options, Forfeited	(72,214)	(72,214)
Number of options unvested, ending balance	850,000	850,000	735,681		1,679,371	444,500
Share Based Compensation Arrangement By Share Based Payment Award Stock Options Unvested Weighted Average Exercise Price [Roll Forward]
Weighted average exercise price unvested, beginning balance (in Dollars per share)	$ 0.98		$ 1.08	$ 0.98	$ 0.47
Weighted average exercise price unvested, granted (in Dollars per share)	$ 0.39	0.88		$ 0.88	$ 1.15	$ 0.47
Weighted average exercise price unvested, vested (in Dollars per share)	$ 0.97		$ 1.09		$ 1.05	$ 0.47
Weighted average exercise price unvested, cancelled (in Dollars per share)	$ 1.05		$ 0.47	$ 0.58	$ 0.47
Weighted average exercise price unvested, Forfeited (in Dollars per share)	$ 0.52
Weighted average exercise price unvested, ending balance (in Dollars per share)	$ 0.94		$ 0.98		$ 1.08	$ 0.47
Share Based Compensation Arrangement By Share Based Payment Award Stock Options Unvested Weighted Average Grant Date Fair Value [Roll Forward]
Weighted average grant date fair value, unvested, beginning balance (in Dollars per share)	$ 0.54		$ 0.59	$ 0.54	$ 0.30
Weighted average grant date fair value, unvested, granted (in Dollars per share)	$ 0.32				$ 0.63	$ 0.30
Weighted average grant date fair value, unvested, vested (in Dollars per share)	$ 0.48		$ 0.60		$ 0.58	$ 0.30
Weighted average grant date fair value, unvested, cancelled (in Dollars per share)	$ 0.57		$ 0.49		$ 0.30
Weighted average grant date fair value, unvested, Forfeited (in Dollars per share)	$ 0.36
Weighted average grant date fair value, unvested, ending balance (in Dollars per share)	$ 0.42		$ 0.54		$ 0.59	$ 0.30